Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Furniture and equipment	$ 559,203	$ 282,896	$ 189,401
Leasehold improvements	1,249,628	626,368	472,218
Property and equipment, gross	1,808,831	909,264	661,619
Less: accumulated depreciation and amortization	(414,891)	(271,977)	(144,617)
Property and equipment, net	$ 1,393,940	$ 637,287	$ 517,002